Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and Non-PEO Named Executive Officers (NEOs) and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934 (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Value of initial fixed $100 Investment based on:		Net Income/ (Loss) ($mm)	AORT Revenue Growth ($mm)
					AORT Total Shareholder Return	Index Total Shareholder Return
	(a)	(a)	(b)	(b)	(c)	(c)		(d)
2024	$5,511,940	$12,328,862	$1,703,153	$3,151,020	$106	$138	($13)	9%
2023	$3,176,413	$7,225,878	$1,204,664	$1,835,407	$66	$124	($31)	12%
2022	$7,216,340	$4,718,496	$1,796,100	$1,352,869	$45	$114	($19)	9%
2021	$4,628,566	$3,712,538	$1,286,725	$1,108,935	$75	$140	($15)	16%
2020	$3,415,458	$327,652	$977,089	$454,642	$87	$118	($17)	-8%

(a)Mr. Mackin served as our only PEO for each year.

(b)Our Non-PEO NEOs in 2024 were Messrs. Berry, Davis and Stanton and Ms. Holloway. Our Non-PEO NEOs in 2023 were Messrs. Lee, Berry, Davis and Mses. Horton and Holloway. Our Non-PEO NEOs in 2022 and 2021 were Messrs. Lee, Davis, Stanton and Ms. Holloway. Our Non-PEO NEOs in 2020 were Messrs. Lee, Davis, Simpson, and Ms. Holloway.

(c)Shareholder returns reflect $100 invested as of market close on December 31, 2019, the final trading day of fiscal 2019; Index Shareholder Return reflects S&P 500 Health Care Equipment Index.

(d)In the Company’s assessment, for the 2024 fiscal year, AORT revenue growth represents the most important financial performance measure that is not otherwise required to be disclosed in the table that we used to link “compensation actually paid” to our NEOs, including our PEO, to our performance. AORT revenue growth is an adjusted constant currency revenue measure calculated by adjusting for the exchange rate effect on GAAP revenues. We define exchange rate effect as the year-over-year impact of foreign currency movements using current period foreign currency rates applied to prior period transactional currency amounts. As discussed in the Compensation Discussion & Analysis, constant currency revenue growth as calculated in incentive plans may reflect additional adjustments to either the baseline (prior year revenue) or current year results, to exclude the impact of discontinued businesses and other unplanned events that were outside of management’s control. In 2023, we excluded the impact of the Company’s Cardiogenesis business. In 2022, we adjusted to exclude PerClot sales that occurred in 2022 and 2021. In 2021, we measured growth in the second half of the year by comparing to the second half of 2019 rather than 2020.

The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) to our PEO and for the average paid to our Non-PEO NEOs for each fiscal year.

Year	SCT Total	Less Sum of Stock and Option Award Values from SCT	Value of Current Year Equity Awards at 12/31	Change in Value of Unvested Prior Year Awards at 12/31	Change in Value of Prior Year Awards That Vested In Current Year	Total Compensation Actually Paid
		(e)	(f)	(g)	(h)	(i)
2024	$5,511,940	($3,608,101)	$5,852,430	$3,370,222	$1,202,370	$12,328,862
2023	$3,176,413	($801,938)	$1,771,014	$2,775,817	$304,572	$7,225,878
2022	$7,216,340	($5,587,257)	$4,689,996	($1,385,504)	($215,079)	$4,718,496
2021	$4,628,566	($2,977,494)	$2,402,215	($495,663)	$154,913	$3,712,538
2020	$3,415,458	($2,323,534)	$1,931,021	($2,326,940)	($368,352)	$327,652

The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) for the average paid to our Non-PEO NEOs for each fiscal year.

Year	SCT Total	Less Sum of Stock and Option Award Values from SCT	Value of Current Year Equity Awards at 12/31	Change in Value of Unvested Prior Year Awards at 12/31	Change in Value of Prior Year Awards That Vested In Current Year	Total Compensation Actually Paid
		(e)	(f)	(g)	(h)	(i)
2024	$1,703,153	($923,744)	$1,498,338	$642,469	$230,805	$3,151,020
2023	$1,204,664	($498,431)	$639,679	$443,711	$45,783	$1,835,407
2022	$1,796,100	($1,124,197)	$955,981	($239,756)	($35,259)	$1,352,869
2021	$1,286,725	($640,635)	$508,720	($72,575)	$26,701	$1,108,935
2020	$977,089	($499,129)	$420,985	($371,199)	($73,105)	$454,642

(i)Equal to summary compensation total plus/minus any adjustments related to equity award values as reflected in this table. For purposes of calculating “compensation actually paid,” the fair value of equity awards at year-end 2023 and 2024, and on vesting dates for awards that vested during 2024, were all determined consistent with the approach used to value the awards at the grant date for purposes of the Summary Compensation Table (refer to “Executive Officer Compensation – Summary Compensation Table” for additional information). For any awards subject to performance conditions, the change in fair value as of the end of the covered fiscal year is calculated based on the probable outcome of such conditions as of the last day of the fiscal year. The valuation assumptions used to calculate fair values do not differ materially from those disclosed at the time of grant, other than as reflected in the table below, which summarizes option fair values determined using the Black-Scholes model and related assumptions used to calculate Compensation Actually Paid for fiscal year 2024.

(e)Represents the grant date fair value of equity-based awards made during the covered fiscal year as reported in the Summary Compensation Table.

(f)Represents the year-end fair value of equity awards that were made during the covered fiscal year and remained unvested as of the end of the covered fiscal year.

(g)Represents the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity-based awards granted in prior fiscal years that were still unvested as of the covered fiscal year-end.

(h)Represents the change as of the vesting date (from the end of the prior fiscal year) in fair value of equity-based awards granted in prior fiscal years that vested as of the end of or during the covered fiscal year.

(i)Equal to summary compensation total plus/minus any adjustments related to equity award values as reflected in this table. For purposes of calculating “compensation actually paid,” the fair value of equity awards at year-end 2023 and 2024, and on vesting dates for awards that vested during 2024, were all determined consistent with the approach used to value the awards at the grant date for purposes of the Summary Compensation Table (refer to “Executive Officer Compensation – Summary Compensation Table” for additional information). For any awards subject to performance conditions, the change in fair value as of the end of the covered fiscal year is calculated based on the probable outcome of such conditions as of the last day of the fiscal year. The valuation assumptions used to calculate fair values do not differ materially from those disclosed at the time of grant, other than as reflected in the table below, which summarizes option fair values determined using the Black-Scholes model and related assumptions used to calculate Compensation Actually Paid for fiscal year 2024.

Valuation Purpose for PVP	AORT Stock Price	AORT Option Exercise Price	Expected Term (years)	Stock Price Volatility	Risk-free Rate	Option Fair Value
Year-end 2023	$17.88	$11.03 - $24.90	2.13 – 4.93	45%	3.85% - 4.20%	$3.11 - $9.89
2024 Vesting	$18.81 - $29.66	$11.03 - $24.90	2.00 – 3.40	45%	4.05% - 4.64%	$3.44 - $19.34
Year-end 2024	$28.59	$11.03 - $18.44	2.15 – 3.93	45%	4.25% - 4.32%	$13.41 - $19.23

Company Selected Measure Name		AORT revenue growth
Named Executive Officers, Footnote

(a)Mr. Mackin served as our only PEO for each year.

(b)Our Non-PEO NEOs in 2024 were Messrs. Berry, Davis and Stanton and Ms. Holloway. Our Non-PEO NEOs in 2023 were Messrs. Lee, Berry, Davis and Mses. Horton and Holloway. Our Non-PEO NEOs in 2022 and 2021 were Messrs. Lee, Davis, Stanton and Ms. Holloway. Our Non-PEO NEOs in 2020 were Messrs. Lee, Davis, Simpson, and Ms. Holloway.

PEO Total Compensation Amount	[1]	$ 5,511,940	$ 3,176,413	$ 7,216,340	$ 4,628,566	$ 3,415,458
PEO Actually Paid Compensation Amount	[1],[2]	$ 12,328,862	7,225,878	4,718,496	3,712,538	327,652
Adjustment To PEO Compensation, Footnote

The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) to our PEO and for the average paid to our Non-PEO NEOs for each fiscal year.

Year	SCT Total	Less Sum of Stock and Option Award Values from SCT	Value of Current Year Equity Awards at 12/31	Change in Value of Unvested Prior Year Awards at 12/31	Change in Value of Prior Year Awards That Vested In Current Year	Total Compensation Actually Paid
		(e)	(f)	(g)	(h)	(i)
2024	$5,511,940	($3,608,101)	$5,852,430	$3,370,222	$1,202,370	$12,328,862
2023	$3,176,413	($801,938)	$1,771,014	$2,775,817	$304,572	$7,225,878
2022	$7,216,340	($5,587,257)	$4,689,996	($1,385,504)	($215,079)	$4,718,496
2021	$4,628,566	($2,977,494)	$2,402,215	($495,663)	$154,913	$3,712,538
2020	$3,415,458	($2,323,534)	$1,931,021	($2,326,940)	($368,352)	$327,652

(e)Represents the grant date fair value of equity-based awards made during the covered fiscal year as reported in the Summary Compensation Table.

(f)Represents the year-end fair value of equity awards that were made during the covered fiscal year and remained unvested as of the end of the covered fiscal year.

(g)Represents the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity-based awards granted in prior fiscal years that were still unvested as of the covered fiscal year-end.

(h)Represents the change as of the vesting date (from the end of the prior fiscal year) in fair value of equity-based awards granted in prior fiscal years that vested as of the end of or during the covered fiscal year.

(i)Equal to summary compensation total plus/minus any adjustments related to equity award values as reflected in this table. For purposes of calculating “compensation actually paid,” the fair value of equity awards at year-end 2023 and 2024, and on vesting dates for awards that vested during 2024, were all determined consistent with the approach used to value the awards at the grant date for purposes of the Summary Compensation Table (refer to “Executive Officer Compensation – Summary Compensation Table” for additional information). For any awards subject to performance conditions, the change in fair value as of the end of the covered fiscal year is calculated based on the probable outcome of such conditions as of the last day of the fiscal year. The valuation assumptions used to calculate fair values do not differ materially from those disclosed at the time of grant, other than as reflected in the table below, which summarizes option fair values determined using the Black-Scholes model and related assumptions used to calculate Compensation Actually Paid for fiscal year 2024.

Valuation Purpose for PVP	AORT Stock Price	AORT Option Exercise Price	Expected Term (years)	Stock Price Volatility	Risk-free Rate	Option Fair Value
Year-end 2023	$17.88	$11.03 - $24.90	2.13 – 4.93	45%	3.85% - 4.20%	$3.11 - $9.89
2024 Vesting	$18.81 - $29.66	$11.03 - $24.90	2.00 – 3.40	45%	4.05% - 4.64%	$3.44 - $19.34
Year-end 2024	$28.59	$11.03 - $18.44	2.15 – 3.93	45%	4.25% - 4.32%	$13.41 - $19.23

Non-PEO NEO Average Total Compensation Amount	[3]	$ 1,703,153	1,204,664	1,796,100	1,286,725	977,089
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]	$ 3,151,020	1,835,407	1,352,869	1,108,935	454,642
Adjustment to Non-PEO NEO Compensation Footnote

The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) for the average paid to our Non-PEO NEOs for each fiscal year.

Year	SCT Total	Less Sum of Stock and Option Award Values from SCT	Value of Current Year Equity Awards at 12/31	Change in Value of Unvested Prior Year Awards at 12/31	Change in Value of Prior Year Awards That Vested In Current Year	Total Compensation Actually Paid
		(e)	(f)	(g)	(h)	(i)
2024	$1,703,153	($923,744)	$1,498,338	$642,469	$230,805	$3,151,020
2023	$1,204,664	($498,431)	$639,679	$443,711	$45,783	$1,835,407
2022	$1,796,100	($1,124,197)	$955,981	($239,756)	($35,259)	$1,352,869
2021	$1,286,725	($640,635)	$508,720	($72,575)	$26,701	$1,108,935
2020	$977,089	($499,129)	$420,985	($371,199)	($73,105)	$454,642

(i)Equal to summary compensation total plus/minus any adjustments related to equity award values as reflected in this table. For purposes of calculating “compensation actually paid,” the fair value of equity awards at year-end 2023 and 2024, and on vesting dates for awards that vested during 2024, were all determined consistent with the approach used to value the awards at the grant date for purposes of the Summary Compensation Table (refer to “Executive Officer Compensation – Summary Compensation Table” for additional information). For any awards subject to performance conditions, the change in fair value as of the end of the covered fiscal year is calculated based on the probable outcome of such conditions as of the last day of the fiscal year. The valuation assumptions used to calculate fair values do not differ materially from those disclosed at the time of grant, other than as reflected in the table below, which summarizes option fair values determined using the Black-Scholes model and related assumptions used to calculate Compensation Actually Paid for fiscal year 2024.

(e)Represents the grant date fair value of equity-based awards made during the covered fiscal year as reported in the Summary Compensation Table.

(f)Represents the year-end fair value of equity awards that were made during the covered fiscal year and remained unvested as of the end of the covered fiscal year.

(g)Represents the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity-based awards granted in prior fiscal years that were still unvested as of the covered fiscal year-end.

(h)Represents the change as of the vesting date (from the end of the prior fiscal year) in fair value of equity-based awards granted in prior fiscal years that vested as of the end of or during the covered fiscal year.

(i)Equal to summary compensation total plus/minus any adjustments related to equity award values as reflected in this table. For purposes of calculating “compensation actually paid,” the fair value of equity awards at year-end 2023 and 2024, and on vesting dates for awards that vested during 2024, were all determined consistent with the approach used to value the awards at the grant date for purposes of the Summary Compensation Table (refer to “Executive Officer Compensation – Summary Compensation Table” for additional information). For any awards subject to performance conditions, the change in fair value as of the end of the covered fiscal year is calculated based on the probable outcome of such conditions as of the last day of the fiscal year. The valuation assumptions used to calculate fair values do not differ materially from those disclosed at the time of grant, other than as reflected in the table below, which summarizes option fair values determined using the Black-Scholes model and related assumptions used to calculate Compensation Actually Paid for fiscal year 2024.

Valuation Purpose for PVP	AORT Stock Price	AORT Option Exercise Price	Expected Term (years)	Stock Price Volatility	Risk-free Rate	Option Fair Value
Year-end 2023	$17.88	$11.03 - $24.90	2.13 – 4.93	45%	3.85% - 4.20%	$3.11 - $9.89
2024 Vesting	$18.81 - $29.66	$11.03 - $24.90	2.00 – 3.40	45%	4.05% - 4.64%	$3.44 - $19.34
Year-end 2024	$28.59	$11.03 - $18.44	2.15 – 3.93	45%	4.25% - 4.32%	$13.41 - $19.23

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Measures Related to 2024 Officer Compensation

In accordance with the Pay Versus Performance Rules, the following table lists the financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to our Named Executive Officers, for fiscal year 2024, to Company performance. As discussed in the Compensation Discussion and Analysis, the annual short-term incentive plan used revenue growth (constant currency) and adjusted EBITDA as the primary financial measures for 2024. Annual PSUs granted during 2024 also were earned based on revenue growth (constant currency) and adjusted EBITDA. In 2024, we also applied an R&D-related metric for our annual performance share plan, which consisted of two milestones: (1) the submission of two AMDS PMA modules (i.e., pre-clinical in Q3 2024 and QMS/MFG in Q4 2024) and (2) the submission of the Arcevo LSA IDE in Q4 2024.

Key Financial Measures
AORT Revenue Growth (constant currency)
Adjusted EBITDA

Total Shareholder Return Amount	[5]	$ 106	66	45	75	87
Peer Group Total Shareholder Return Amount	[5]	138	124	114	140	118
Net Income (Loss)		$ (13,000,000)	$ (31,000,000)	$ (19,000,000)	$ (15,000,000)	$ (17,000,000)
Company Selected Measure Amount	[6]	0.09	0.12	0.09	0.16	(0.08)
PEO Name		Mr. Mackin	Mr. Mackin	Mr. Mackin	Mr. Mackin	Mr. Mackin
Equity Awards Adjustments, Footnote [Text Block]

(i)Equal to summary compensation total plus/minus any adjustments related to equity award values as reflected in this table. For purposes of calculating “compensation actually paid,” the fair value of equity awards at year-end 2023 and 2024, and on vesting dates for awards that vested during 2024, were all determined consistent with the approach used to value the awards at the grant date for purposes of the Summary Compensation Table (refer to “Executive Officer Compensation – Summary Compensation Table” for additional information). For any awards subject to performance conditions, the change in fair value as of the end of the covered fiscal year is calculated based on the probable outcome of such conditions as of the last day of the fiscal year. The valuation assumptions used to calculate fair values do not differ materially from those disclosed at the time of grant, other than as reflected in the table below, which summarizes option fair values determined using the Black-Scholes model and related assumptions used to calculate Compensation Actually Paid for fiscal year 2024.

Valuation Purpose for PVP	AORT Stock Price	AORT Option Exercise Price	Expected Term (years)	Stock Price Volatility	Risk-free Rate	Option Fair Value
Year-end 2023	$17.88	$11.03 - $24.90	2.13 – 4.93	45%	3.85% - 4.20%	$3.11 - $9.89
2024 Vesting	$18.81 - $29.66	$11.03 - $24.90	2.00 – 3.40	45%	4.05% - 4.64%	$3.44 - $19.34
Year-end 2024	$28.59	$11.03 - $18.44	2.15 – 3.93	45%	4.25% - 4.32%	$13.41 - $19.23

PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	$ (3,608,101)	$ (801,938)	$ (5,587,257)	$ (2,977,494)	$ (2,323,534)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	5,852,430	1,771,014	4,689,996	2,402,215	1,931,021
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	3,370,222	2,775,817	(1,385,504)	(495,663)	(2,326,940)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	1,202,370	304,572	(215,079)	154,913	(368,352)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	(923,744)	(498,431)	(1,124,197)	(640,635)	(499,129)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	1,498,338	639,679	955,981	508,720	420,985
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	642,469	443,711	(239,756)	(72,575)	(371,199)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]	$ 230,805	$ 45,783	$ (35,259)	$ 26,701	$ (73,105)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		AORT Revenue Growth (constant currency)
Non-GAAP Measure Description [Text Block]		In the Company’s assessment, for the 2024 fiscal year, AORT revenue growth represents the most important financial performance measure that is not otherwise required to be disclosed in the table that we used to link “compensation actually paid” to our NEOs, including our PEO, to our performance. AORT revenue growth is an adjusted constant currency revenue measure calculated by adjusting for the exchange rate effect on GAAP revenues. We define exchange rate effect as the year-over-year impact of foreign currency movements using current period foreign currency rates applied to prior period transactional currency amounts. As discussed in the Compensation Discussion & Analysis, constant currency revenue growth as calculated in incentive plans may reflect additional adjustments to either the baseline (prior year revenue) or current year results, to exclude the impact of discontinued businesses and other unplanned events that were outside of management’s control. In 2023, we excluded the impact of the Company’s Cardiogenesis business. In 2022, we adjusted to exclude PerClot sales that occurred in 2022 and 2021. In 2021, we measured growth in the second half of the year by comparing to the second half of 2019 rather than 2020.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA

[1]	Mr. Mackin served as our only PEO for each year.
[2]	Equal to summary compensation total plus/minus any adjustments related to equity award values as reflected in this table. For purposes of calculating “compensation actually paid,” the fair value of equity awards at year-end 2023 and 2024, and on vesting dates for awards that vested during 2024, were all determined consistent with the approach used to value the awards at the grant date for purposes of the Summary Compensation Table (refer to “Executive Officer Compensation – Summary Compensation Table” for additional information). For any awards subject to performance conditions, the change in fair value as of the end of the covered fiscal year is calculated based on the probable outcome of such conditions as of the last day of the fiscal year. The valuation assumptions used to calculate fair values do not differ materially from those disclosed at the time of grant, other than as reflected in the table below, which summarizes option fair values determined using the Black-Scholes model and related assumptions used to calculate Compensation Actually Paid for fiscal year 2024.
[3]	Our Non-PEO NEOs in 2024 were Messrs. Berry, Davis and Stanton and Ms. Holloway. Our Non-PEO NEOs in 2023 were Messrs. Lee, Berry, Davis and Mses. Horton and Holloway. Our Non-PEO NEOs in 2022 and 2021 were Messrs. Lee, Davis, Stanton and Ms. Holloway. Our Non-PEO NEOs in 2020 were Messrs. Lee, Davis, Simpson, and Ms. Holloway.
[4]	Equal to summary compensation total plus/minus any adjustments related to equity award values as reflected in this table. For purposes of calculating “compensation actually paid,” the fair value of equity awards at year-end 2023 and 2024, and on vesting dates for awards that vested during 2024, were all determined consistent with the approach used to value the awards at the grant date for purposes of the Summary Compensation Table (refer to “Executive Officer Compensation – Summary Compensation Table” for additional information). For any awards subject to performance conditions, the change in fair value as of the end of the covered fiscal year is calculated based on the probable outcome of such conditions as of the last day of the fiscal year. The valuation assumptions used to calculate fair values do not differ materially from those disclosed at the time of grant, other than as reflected in the table below, which summarizes option fair values determined using the Black-Scholes model and related assumptions used to calculate Compensation Actually Paid for fiscal year 2024.
[5]	Shareholder returns reflect $100 invested as of market close on December 31, 2019, the final trading day of fiscal 2019; Index Shareholder Return reflects S&P 500 Health Care Equipment Index.
[6]	In the Company’s assessment, for the 2024 fiscal year, AORT revenue growth represents the most important financial performance measure that is not otherwise required to be disclosed in the table that we used to link “compensation actually paid” to our NEOs, including our PEO, to our performance. AORT revenue growth is an adjusted constant currency revenue measure calculated by adjusting for the exchange rate effect on GAAP revenues. We define exchange rate effect as the year-over-year impact of foreign currency movements using current period foreign currency rates applied to prior period transactional currency amounts. As discussed in the Compensation Discussion & Analysis, constant currency revenue growth as calculated in incentive plans may reflect additional adjustments to either the baseline (prior year revenue) or current year results, to exclude the impact of discontinued businesses and other unplanned events that were outside of management’s control. In 2023, we excluded the impact of the Company’s Cardiogenesis business. In 2022, we adjusted to exclude PerClot sales that occurred in 2022 and 2021. In 2021, we measured growth in the second half of the year by comparing to the second half of 2019 rather than 2020.
[7]	Represents the grant date fair value of equity-based awards made during the covered fiscal year as reported in the Summary Compensation Table.
[8]	Represents the year-end fair value of equity awards that were made during the covered fiscal year and remained unvested as of the end of the covered fiscal year.
[9]	Represents the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity-based awards granted in prior fiscal years that were still unvested as of the covered fiscal year-end.
[10]	Represents the change as of the vesting date (from the end of the prior fiscal year) in fair value of equity-based awards granted in prior fiscal years that vested as of the end of or during the covered fiscal year.
[11]	Represents the grant date fair value of equity-based awards made during the covered fiscal year as reported in the Summary Compensation Table.
[12]	Represents the year-end fair value of equity awards that were made during the covered fiscal year and remained unvested as of the end of the covered fiscal year.
[13]	Represents the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity-based awards granted in prior fiscal years that were still unvested as of the covered fiscal year-end.
[14]	Represents the change as of the vesting date (from the end of the prior fiscal year) in fair value of equity-based awards granted in prior fiscal years that vested as of the end of or during the covered fiscal year.